Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 40,698,799	$ 71,616,820	$ 23,975,867
Cost of revenues	36,541,993	69,172,872	23,501,762
Gross profit	4,156,806	2,443,948	474,105
Operating expenses
Selling	1,218,006	1,980,224	3,279,627
General and administrative	2,676,885	4,703,443	8,960,523
Research and development	2,565,116	914,996	359,342
Total operating expenses	6,460,007	7,598,663	12,599,492
Loss from operations	(2,303,201)	(5,154,715)	(12,125,387)
Non-operating income
Other income (expenses), net	116,060	70,169	(97,893)
Interest income	199	5,016	1,975
Total non-operating income (expenses), net	116,259	75,185	(95,918)
Loss before income tax	(2,186,942)	(5,079,530)	(12,221,305)
Income tax		6,596
Loss before noncontrolling interest from continuing operations	(2,186,942)	(5,086,126)	(12,221,305)
Income before noncontrolling interest from discontinued operations			833,546
Less: loss attributable to noncontrolling interest from continuing operations	(502)	(432)	(10,695)
Less: loss attributable to noncontrolling interest from discontinued operations
Net loss to the Company from continuing operations	(2,186,440)	(5,085,694)	(12,210,610)
Net income to the Company from discontinued operations			833,546
Net loss to the Company	(2,186,440)	(5,085,694)	(11,377,064)
Other comprehensive item
Foreign currency translation gain (loss) attributable to the Company	124,528	(103,622)	(151,044)
Foreign currency translation gain (loss) attributable to noncontrolling interest	(525)	60,588	10
Comprehensive loss attributable to the Company	(2,061,912)	(5,189,316)	(11,528,108)
Comprehensive income (loss) attributable to noncontrolling interest	$ (1,027)	$ 60,156	$ (10,685)
Basis net loss per share (in Dollars per share)	$ (0.23)	$ (0.77)	$ (4.38)
Diluted net loss per share (in Dollars per share)	$ (0.23)	$ (0.77)	$ (4.38)
Weighted average shares used for computing basic loss per share (in Shares)	9,643,617	6,610,842	2,597,077
Weighted average shares used for computing diluted loss per share (in Shares)	9,643,617	6,610,842	2,597,077